Notes Payable - Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Feb. 07, 2025	Nov. 21, 2024	Oct. 07, 2024	Aug. 22, 2024	Aug. 16, 2024	Dec. 29, 2023	Oct. 18, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 14, 2024	Nov. 13, 2024	Oct. 30, 2024	Apr. 18, 2024
Notes Payable - Related Parties [Line Items]
Amount to be received under promissory note agreement								$ 1,250		$ 2,000		$ 5,000
Aggregate purchase price of newly issued shares								10,361
Cash								2,850	$ 723
Repayment of note payable								$ 4,225
Outstanding principal balances under the promissory notes			$ 1,000				$ 6,000			$ 3,000			$ 2,158
Warrants exercisable, price per share (in Dollars per share)								$ 3.83
Warrants exercisable (in Shares)								28,850,000
Common Stock Warrants [Member]
Notes Payable - Related Parties [Line Items]
Warrants exercisable, price per share (in Dollars per share)											$ 2.045
Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Repayment of note payable						$ 150
Outstanding principal balances under the promissory notes								$ 147	300
Accrued interest on promissory note								$ 14	0
Common Stock [Member]
Notes Payable - Related Parties [Line Items]
Common stock warrants shares (in Shares)								3,400,253
Aggregate purchase price of newly issued shares
Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Interest accrued on promissory note						5.00%
After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Interest accrued on promissory note						7.00%
ABI [Member]
Notes Payable - Related Parties [Line Items]
Common stock warrants shares (in Shares)								622,467
Outstanding principal balances under the promissory notes								$ 0	1,442
Interest expense on promissory notes								186	5
Accrued interest on promissory note								191	5
ABI [Member] | Promissory Note with ABI [Member]
Notes Payable - Related Parties [Line Items]
Amount to be received under promissory note agreement							$ 6,000
Common stock warrants shares (in Shares)				622,467
Share price upon closing of merger (in Dollars per share)				$ 10
Aggregate purchase price of newly issued shares				$ 6,225
Conversion of consideration under promissory note agreement				4,225
Cash				$ 2,000
Incentive shares received by subsidiary (in Shares)				1,244,934
ABI [Member] | 2024 ABI Note [Member]
Notes Payable - Related Parties [Line Items]
Amount to be received under promissory note agreement			$ 1,000
Interest accrued on promissory note			10.00%
Weekly installments			$ 250
Received from promissory note			1,000
Repayment of note payable			$ 1,000
ABI [Member] | Until Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable - Related Parties [Line Items]
Interest accrued on promissory note							5.00%
ABI [Member] | After Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable - Related Parties [Line Items]
Interest accrued on promissory note							7.00%
Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Amount to be received under promissory note agreement													$ 2,158
Received from promissory note								1,997
Outstanding principal balances under the promissory notes								1,997
Accrued interest on promissory note								$ 62	$ 0
Principal amount of promissory notes						$ 176
Executive [Member] | Common Stock [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Common stock, shares issued upon conversion of promissory note (in Shares)								600,000
Executive [Member] | Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Interest accrued on promissory note								7.50%
Executive [Member] | After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Interest accrued on promissory note								9.50%
Director [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Principal amount of promissory notes						$ 124
Executive [Member] | Promissory Note with ACAB Executive [Member]
Notes Payable - Related Parties [Line Items]
Amount to be received under promissory note agreement					$ 103
Repayment of note payable					$ 206
Debt instrument, repayment date					Nov. 20, 2024
Debt instrument repaid upon cancellation of agreement.		$ 103
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Warrants exercisable, price per share (in Dollars per share)	$ 3.33
Expiration date	Feb. 07, 2035
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable - Related Parties [Line Items]
Common stock warrants shares (in Shares)	850,000,000
Subsequent Event [Member] | Executive [Member] | Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Warrants exercisable (in Shares)	425,000
Subsequent Event [Member] | Executive [Member] | One Year Anniversary of Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Warrants exercisable (in Shares)	200,000
Subsequent Event [Member] | Executive [Member] | Two Year Anniversary of Issuance Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable - Related Parties [Line Items]
Warrants exercisable (in Shares)	225,000